Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
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Stock Incentive Plans	The following table summarizes the methods used to measure fair value for each type of award and the related vesting period over which compensation expense is recognized:

Equity-settled

Type of award	Vesting period	Fair Value Measure	Compensation expense based on:
Stock options	Up to four years	Black-Scholes option pricing model	Fair value on business day prior to grant date
TRSUs	Up to five years	Closing common share price	Fair value on business day prior to grant date
PRSUs	Three-year performance period	Closing common share price	Fair value on business day prior to grant date

Fair Value Measurement of Stock Options
The weighted-average fair value of options granted for the years ended December 31, 2019 and 2018 and principal assumptions used in applying the Black-Scholes option pricing model were as follows:

	2019	2018
Weighted-average fair value ($)	5.65	4.13
Weighted-average of key assumptions:
Share price ($)	54.48	39.49
Exercise price ($)	54.48	39.49
Risk-free interest rate	2.6%	2.9%
Dividend yield	3.3%	3.4%
Volatility factor	15%	15%
Expected life (in years)	5	5

Number of Awards Outstanding
The movement in the number of awards outstanding and their related weighted-average exercise prices are as follows:

	Stock Options	TRSUs	PRSUs	Total	Weighted- Average Exercise Price($) (1)
Awards outstanding (in thousands):
Outstanding at December 31, 2017	9,181	3,034	3,281	15,496	38.04
Granted	1,865	1,617	499	3,981	39.49
Exercised	(2,300)	(1,601)	(1,914)	(5,815)	35.00
Forfeited (2)	(287)	(631)	(272)	(1,190)	-
Outstanding at December 31, 2018	8,459	2,419	1,594	12,472	39.11
Exercisable at December 31, 2018	3,396	-	-	3,396	38.13
Granted	908	818	456	2,182	54.48
Exercised	(3,971)	(483)	(1,087)	(5,541)	38.21
Forfeited	(322)	(259)	(82)	(663)	-
Outstanding at December 31, 2019	5,07 4	2,495	881	8,450	42. 36
Exercisable at December 31, 2019	1,449	-	-	1,449	39.77
(1) Represents the weighted-average exercise price for stock options. TRSUs and PRSUs are excluded as they entitle holders to receive common shares upon vesting without an associated exercise price.
(2) Primarily awards cancelled in connection with sale of the Financial & Risk business (see Note 11).

Summary of Share Based Compensation Expense	Share-based compensation expense for years ended December 31, 2019 and 2018 was as follows:

	Stock Options	TRSUs	PRSUs	ESPP	Total
December 31, 2019	5	35	12	4	56
December 31, 2018	7	25	13	3	48

Summary of Additional Information Relating to Stock Option and SAR's
The following table summarizes additional information relating to stock options outstanding at December 31, 2019:

Range of exercise prices (1)	Number Outstanding (in thousands)	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price for Awards Outstanding	Number Exercisable (in thousands)	Weighted-Average Exercise Price for Awards Exercisable
35.01 - 40.00	2,649	7.56	$38.47	836	$37.92
40.01 - 45.00	1,568	7.17	$42.30	613	$42.30
50.01 - 55.00	845	9.18	$54.36	-	$54.36
60.01 - 65.00	12	9.36	$63.26	-	$63.26
Total	5,074			1,449
(1) TRSUs and PRSUs are excluded as they entitle holders to receive common shares upon vesting without an associated exercise price.